Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Brazil-7.29%
Ambev S.A.	875,286	$ 1,793,076
Banco do Brasil S.A.	372,700	1,750,508
Banco Santander Brasil S.A., Series CPO	341,800	1,732,355
BB Seguridade Participacoes S.A.	335,500	2,087,397
Caixa Seguridade Participacoes S.A.	612,001	1,561,197
CCR S.A.	816,700	1,788,642
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	122,600	1,913,798
Cia Paranaense de Energia, Class B, Preference Shares	990,300	1,767,658
CPFL Energia S.A.	294,200	1,690,437
ENGIE Brasil Energia S.A.	250,500	1,960,040
Equatorial Energia S.A.	339,100	1,958,025
Itau Unibanco Holding S.A., Preference Shares	330,050	1,978,169
Itausa S.A., Preference Shares	1,104,550	1,987,223
Klabin S.A.	475,457	1,858,006
Raia Drogasil S.A.	347,180	1,695,134
Telefonica Brasil S.A.	209,850	1,800,862
TIM S.A.	560,649	1,734,687
		31,057,214
Chile-1.62%
Banco de Chile	15,266,998	1,813,102
Banco de Credito e Inversiones S.A.	58,143	1,694,845
Banco Santander Chile	35,774,167	1,775,741
Enel Americas S.A.	17,201,812	1,604,847
		6,888,535
China-3.03%
Bank of China Ltd., H Shares	3,531,653	1,573,240
CGN Power Co. Ltd., H Shares(a)	3,745,971	1,529,653
China CITIC Bank Corp. Ltd., H Shares	2,630,603	1,575,937
China Merchants Port Holdings Co. Ltd.	1,073,817	1,580,760
Chongqing Rural Commercial Bank Co. Ltd., H Shares	4,116,443	2,134,101
Industrial & Commercial Bank of China Ltd., H Shares	2,837,855	1,576,586
Nongfu Spring Co. Ltd., H Shares(a)	315,287	1,228,941
Want Want China Holdings Ltd.	2,863,570	1,719,168
		12,918,386
Czech Republic-0.86%
CEZ A.S.(b)	38,253	1,470,272
Komercni banka A.S.	63,579	2,193,782
		3,664,054
Greece-1.26%
Danaos Corp.	17,707	1,531,478
Hellenic Telecommunications Organization S.A.	112,789	1,851,484
OPAP S.A.	113,837	1,984,480
		5,367,442
Hungary-1.46%
MOL Hungarian Oil & Gas PLC	276,923	2,158,042
OTP Bank Nyrt.	35,283	1,806,410
Richter Gedeon Nyrt	79,420	2,263,684
		6,228,136
India-1.92%
Dr. Reddy’s Laboratories Ltd., ADR(b)	26,682	2,168,713
ICICI Bank Ltd., ADR	74,896	2,180,223
	Shares	Value
India-(continued)
Infosys Ltd., ADR(b)	89,835	$ 1,988,048
Reliance Industries Ltd., GDR(a)	25,443	1,834,440
		8,171,424
Indonesia-1.41%
PT Bank Central Asia Tbk	3,456,963	2,184,520
PT Capital Financial Indonesia Tbk(c)	5,196,500	156,598
PT Indofood Sukses Makmur Tbk	5,227,821	1,969,275
PT Telkom Indonesia (Persero) Tbk	9,540,981	1,689,915
		6,000,308
Kuwait-3.66%
Boubyan Bank K.S.C.P.	1,608,762	3,116,960
Gulf Bank K.S.C.P.	2,376,963	2,419,360
Kuwait Finance House K.S.C.P.	1,349,271	3,254,501
Mabanee Co. K.P.S.C.	682,019	1,872,734
Mobile Telecommunications Co. K.S.C.P.	1,542,403	2,296,820
National Bank of Kuwait S.A.K.P.	889,977	2,635,998
		15,596,373
Malaysia-14.28%
AMMB Holdings Bhd.	2,595,800	2,548,059
CIMB Group Holdings Bhd.	1,923,300	3,110,266
Gamuda Bhd.	1,230,600	2,105,238
Genting Bhd.	1,822,600	1,876,352
Genting Malaysia Bhd.	3,874,800	2,192,726
Hong Leong Bank Bhd.	902,900	3,788,859
IHH Healthcare Bhd.	2,450,647	3,360,339
Kuala Lumpur Kepong Bhd.	433,600	1,989,398
Malayan Banking Bhd.	2,111,992	4,697,912
Malaysia Airports Holdings Bhd.	936,500	2,087,226
MISC Bhd.	1,884,200	3,604,770
Nestle Malaysia Bhd.	106,800	2,524,427
Petronas Chemicals Group Bhd.	1,268,700	1,601,580
Petronas Gas Bhd.	960,400	3,804,392
PPB Group Bhd.	757,900	2,444,679
Press Metal Aluminium Holdings Bhd.	1,416,200	1,652,156
Public Bank Bhd.	3,673,400	3,365,984
QL Resources Bhd.	1,957,600	2,846,179
RHB Bank Bhd.	3,367,000	4,184,475
Sime Darby Bhd.	3,329,600	1,884,201
Telekom Malaysia Bhd.	1,525,300	2,313,928
Tenaga Nasional Bhd.	918,572	2,814,995
		60,798,141
Mexico-3.56%
America Movil S.A.B. de C.V., Class B	2,152,425	1,797,683
Arca Continental S.A.B. de C.V.(b)	182,989	1,800,768
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	181,945	1,651,036
El Puerto de Liverpool S.A.B. de C.V., Class C-1	269,714	1,893,159
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	147,366	1,627,390
Gruma S.A.B. de C.V., Class B	88,730	1,658,916
Grupo Comercial Chedraui S.A. de C.V.	248,686	1,853,415
Grupo Elektra S.A.B. de C.V.	56,325	2,856,837
		15,139,204
Philippines-0.42%
SM Investments Corp.	114,317	1,778,140
Poland-0.43%
Orange Polska S.A.(b)	905,644	1,812,452
Qatar-3.52%
Commercial Bank P.S.Q.C. (The)	1,474,808	1,692,728
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Qatar-(continued)
Dukhan Bank	2,005,587	$ 2,063,425
Industries Qatar Q.S.C.	479,136	1,722,573
Ooredoo Q.P.S.C.	579,283	1,662,595
Qatar Fuel Q.S.C.	466,198	1,887,327
Qatar International Islamic Bank Q.S.C.	704,530	2,018,195
Qatar Islamic Bank Q.P.S.C.	345,635	1,870,093
Qatar National Bank Q.P.S.C.	495,600	2,081,221
		14,998,157
Romania-0.51%
NEPI Rockcastle N.V.(b)(c)	289,722	2,193,390
Russia-0.16%
Mobile TeleSystems PJSC, ADR(c)(e)	206,291	0
X5 Retail Group N.V., GDR(a)(c)(e)	51,546	670,098
		670,098
Saudi Arabia-6.31%
Advanced Petrochemical Co.(c)	200,729	2,140,025
Al Rajhi Bank	82,145	1,874,147
Bank Al-Jazira(c)	428,551	1,964,625
Jarir Marketing Co.	531,706	1,839,480
Nahdi Medical Co.	42,770	1,513,861
Rabigh Refining & Petrochemical Co.(c)	746,656	1,404,993
SABIC Agri-Nutrients Co.	55,054	1,725,619
Sahara International Petrochemical Co.	207,037	1,575,444
Saudi Arabian Oil Co.(a)	307,440	2,261,613
Saudi Basic Industries Corp.	103,258	2,168,696
Saudi Electricity Co.	321,175	1,462,104
Saudi Investment Bank (The)	545,192	1,857,073
Saudi Kayan Petrochemical Co.(c)	623,036	1,353,379
Saudi Telecom Co.	161,255	1,654,713
Yanbu National Petrochemical Co., Class A	190,861	2,057,711
		26,853,483
South Africa-3.98%
Aspen Pharmacare Holdings Ltd.	133,731	1,851,522
Bid Corp. Ltd.	69,392	1,729,188
Clicks Group Ltd.	104,290	2,029,474
Discovery Ltd.(b)	245,466	1,926,890
Nedbank Group Ltd.	127,344	1,946,500
Old Mutual Ltd.(b)	2,905,466	1,967,723
OUTsurance Group Ltd.	747,904	1,985,777
Remgro Ltd.(b)	222,695	1,713,740
Sanlam Ltd.	402,099	1,802,579
		16,953,393
South Korea-4.23%
BNK Financial Group, Inc.	310,420	2,146,503
Cheil Worldwide, Inc.	145,587	1,877,007
Industrial Bank of Korea	186,020	1,891,614
Korean Air Lines Co. Ltd.	98,670	1,522,962
KT&G Corp.	34,119	2,312,187
LG Uplus Corp.	343,924	2,505,580
NH Investment & Securities Co. Ltd.	199,380	2,012,989
Samsung Electronics Co. Ltd.	29,388	1,790,923
Woori Financial Group, Inc.	169,647	1,939,527
		17,999,292
Taiwan-22.80%
Asia Cement Corp.	1,591,872	2,007,396
Catcher Technology Co. Ltd.	252,615	1,636,964
Cathay Financial Holding Co. Ltd.	1,116,198	2,118,976
Chang Hwa Commercial Bank Ltd.	6,221,667	3,549,019
China Development Financial Holding Corp.	4,478,768	2,193,738
	Shares	Value
Taiwan-(continued)
China Steel Corp.	3,334,689	$ 2,353,659
Chunghwa Telecom Co. Ltd.	962,137	3,556,424
CTBC Financial Holding Co. Ltd.	1,423,730	1,537,646
E.Sun Financial Holding Co. Ltd.	3,071,600	2,481,015
Far Eastern New Century Corp.	1,934,000	2,000,487
Far EasTone Telecommunications Co. Ltd.(c)	820,810	2,152,535
First Financial Holding Co. Ltd.	3,281,200	2,929,821
Formosa Chemicals & Fibre Corp.	1,275,271	1,934,051
Formosa Petrochemical Corp.	972,831	1,906,003
Formosa Plastics Corp.	1,269,542	2,236,279
Fubon Financial Holding Co. Ltd.	990,147	2,656,859
Highwealth Construction Corp.	1,693,550	3,297,451
Hotai Finance Co. Ltd.	540,900	1,703,169
Hotai Motor Co. Ltd.	84,000	1,653,423
Hua Nan Financial Holdings Co. Ltd.	3,122,650	2,636,250
IBF Financial Holdings Co. Ltd.	4,820,391	2,229,082
Mega Financial Holding Co. Ltd.	1,861,177	2,446,086
Nan Ya Plastics Corp.	1,172,930	1,784,195
Pou Chen Corp.	1,610,426	1,768,676
President Chain Store Corp.	393,000	3,317,843
Shanghai Commercial & Savings Bank Ltd. (The)	1,510,902	1,916,782
Shin Kong Financial Holding Co. Ltd.(c)	6,504,532	2,147,069
SinoPac Financial Holdings Co. Ltd.	3,024,470	2,447,548
Synnex Technology International Corp.	684,021	1,479,583
TA Chen Stainless Pipe	1,726,232	2,058,664
Taichung Commercial Bank Co. Ltd.	5,157,424	2,792,885
Taishin Financial Holding Co. Ltd.	5,331,036	3,292,365
Taiwan Business Bank	4,277,537	2,440,031
Taiwan Cooperative Financial Holding Co. Ltd.	3,917,870	3,200,329
Taiwan Fertilizer Co. Ltd.	1,054,677	2,069,567
Taiwan High Speed Rail Corp.	3,761,000	3,404,008
Taiwan Mobile Co. Ltd.	1,027,800	3,298,841
TCC Group Holdings Co. Ltd.	2,386,900	2,516,157
Uni-President Enterprises Corp.	869,181	2,218,567
Yuanta Financial Holding Co. Ltd.	2,123,230	2,118,708
Yulon Finance Corp.	341,657	1,605,902
		97,094,053
Thailand-11.36%
Advanced Info Service PCL, NVDR	406,699	2,669,871
Airports of Thailand PCL, NVDR	1,209,576	1,917,269
Bangkok Bank PCL, NVDR	614,295	2,361,016
Bangkok Chain Hospital PCL, NVDR	3,714,031	1,792,154
Bangkok Dusit Medical Services PCL, NVDR	2,473,267	1,821,385
Bangkok Expressway & Metro PCL, NVDR	8,497,025	1,859,357
Central Pattana PCL, NVDR	1,098,062	1,702,004
CP ALL PCL, NVDR	1,173,030	1,916,931
Gulf Energy Development PCL, NVDR	1,463,145	1,960,027
Home Product Center PCL, NVDR	6,945,030	1,773,033
Intouch Holdings PCL, NVDR	1,054,254	2,432,666
Kasikornbank PCL, NVDR	630,091	2,324,505
Kiatnakin Phatra Bank PCL, NVDR	1,323,108	1,429,083
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2026(c)	191,544	4,514
Krung Thai Bank PCL, NVDR	3,721,530	1,889,738
Land & Houses PCL, NVDR	11,661,773	1,881,195
PTT Exploration & Production PCL, NVDR	411,064	1,695,228
PTT Oil & Retail Business PCL, NVDR	3,988,947	1,768,140
PTT PCL, NVDR	2,493,683	2,238,683
SCB X PCL, NVDR	663,338	1,916,785
Siam Cement PCL (The), NVDR	354,761	2,199,528

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Thailand-(continued)
Thai Beverage PCL(b)	4,887,486	$ 1,845,231
Thai Union Group PCL, NVDR	4,255,033	1,730,901
Tisco Financial Group PCL, NVDR	1,381,995	3,586,325
TMBThanachart Bank PCL, NVDR	35,148,458	1,666,458
		48,382,027
United Arab Emirates-5.53%
Abu Dhabi Commercial Bank PJSC	974,995	2,359,844
Abu Dhabi Islamic Bank PJSC	584,233	1,950,094
Abu Dhabi National Oil Co. for Distribution PJSC	2,075,418	2,017,218
ADNOC Gas PLC	2,795,448	2,374,571
Borouge PLC	4,242,577	2,818,374
Dubai Electricity and Water Authority PJSC	3,630,217	2,352,278
Dubai Islamic Bank PJSC	1,368,077	2,178,941
Emirates NBD Bank PJSC	357,790	1,860,547
Emirates Telecommunications Group Co. PJSC	405,379	1,807,816
Fertiglobe PLC	2,419,100	1,633,370
First Abu Dhabi Bank PJSC	619,431	2,199,123
		23,552,176
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $408,405,809)		424,115,878
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.31%
Invesco Private Government Fund, 5.30%(f)(g)(h)	2,712,136	$ 2,712,136
Invesco Private Prime Fund, 5.48%(f)(g)(h)	7,122,557	7,124,694
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,836,734)		9,836,830
TOTAL INVESTMENTS IN SECURITIES-101.91% (Cost $418,242,543)		433,952,708
OTHER ASSETS LESS LIABILITIES-(1.91)%		(8,140,178)
NET ASSETS-100.00%		$425,812,530

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $7,524,745, which represented 1.77% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$27,469,733	$(27,469,733)	$-	$-	$-	$30,003
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,448,834	36,784,531	(38,521,229)	-	-	2,712,136	138,725*
Invesco Private Prime Fund	11,443,704	85,049,504	(89,372,256)	175	3,567	7,124,694	366,662*
Total	$15,892,538	$149,303,768	$(155,363,218)	$175	$3,567	$9,836,830	$535,390

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2024
(Unaudited)
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.27%
Brazil-7.42%
Banco BTG Pactual S.A., Series CPO	6,117	$ 35,288
Banco do Brasil S.A.	16,159	75,896
Caixa Seguridade Participacoes S.A.	4,473	11,410
NU Holdings Ltd., Class A(a)	12,563	152,389
Petroleo Brasileiro S.A.	22,266	159,922
Petroleo Brasileiro S.A., Preference Shares	33,406	221,082
TIM S.A.	4,957	15,337
Ultrapar Participacoes S.A.	6,251	24,561
		695,885
Chile-0.37%
Banco Santander Chile	293,694	14,578
Enel Chile S.A.	139,107	7,921
LATAM Airlines Group S.A.(a)	955,428	11,791
		34,290
China-0.93%
Jinan Acetate Chemical Co. Ltd.	353	9,257
PetroChina Co. Ltd., H Shares	89,422	77,953
		87,210
Egypt-0.43%
Commercial International Bank Egypt S.A.E.	23,668	40,562
Greece-0.98%
JUMBO S.A.	671	17,978
Metlen Energy & Metals S.A.	575	22,698
National Bank of Greece S.A.	2,395	21,018
Piraeus Financial Holdings S.A.	3,783	15,965
Public Power Corp. S.A.	1,126	14,341
		92,000
Hungary-0.67%
OTP Bank Nyrt.	1,219	62,410
India-55.36%
ABB India Ltd.	306	28,860
Adani Ports & Special Economic Zone Ltd.	3,865	72,468
Adani Power Ltd.(a)	5,089	44,640
AIA Engineering Ltd.	194	10,708
Alkem Laboratories Ltd.	235	14,902
Apollo Hospitals Enterprise Ltd.	562	44,403
Aurobindo Pharma Ltd.	3,075	52,670
Bajaj Auto Ltd.	678	78,257
Bank of Baroda	4,832	14,638
Bank of Maharashtra	5,472	4,375
Bharat Electronics Ltd.	29,659	111,953
Bharat Heavy Electricals Ltd.	12,386	46,635
Bharat Petroleum Corp. Ltd.	10,582	44,241
Bharti Airtel Ltd.	17,153	305,565
Bosch Ltd.	48	20,052
Canara Bank	10,041	13,756
Central Bank of India Ltd.(a)	3,249	2,467
CG Power and Industrial Solutions Ltd.	2,837	24,938
Cholamandalam Investment and Finance Co. Ltd.	2,346	39,692
Coal India Ltd.	18,814	117,339
Colgate-Palmolive (India) Ltd.	1,145	46,661
Cummins India Ltd.	814	37,452
Dixon Technologies India Ltd.(b)	273	39,473
DLF Ltd.	5,913	62,793
Dr. Reddy’s Laboratories Ltd.	654	52,728
Fertilisers and Chemicals Travancore Ltd. (The)	441	5,412
GAIL (India) Ltd.	19,681	56,642
General Insurance Corp. of India(b)	1,319	6,773
	Shares	Value
India-(continued)
GlaxoSmithKline Pharmaceuticals Ltd.	343	$ 11,186
GMR Airports Infrastructure Ltd.(a)	16,096	19,557
Godrej Properties Ltd.(a)	821	31,569
Grasim Industries Ltd.	2,001	66,360
HCL Technologies Ltd.	5,672	111,274
HDFC Asset Management Co. Ltd.(b)	716	35,183
Hero MotoCorp Ltd.	908	59,520
Hindustan Aeronautics Ltd.(b)	1,807	106,243
Hindustan Petroleum Corp. Ltd.	5,957	27,907
IDBI Bank Ltd.	2,507	3,104
IDFC First Bank Ltd.(a)	15,431	14,005
Indian Hotels Co. Ltd. (The)	5,308	40,703
Indian Oil Corp. Ltd.	32,392	70,282
Indian Railway Finance Corp. Ltd.(b)	20,001	46,259
InterGlobe Aviation Ltd.(a)(b)	540	28,843
ITC Ltd.	13,450	79,572
Jindal Stainless Ltd.	2,550	22,552
JSW Energy Ltd.	2,408	20,937
KPIT Technologies Ltd.	1,003	22,073
L&T Finance Ltd.	6,034	12,964
L&T Technology Services Ltd.(b)	173	10,777
Larsen & Toubro Ltd.	4,962	226,088
Linde India Ltd.	109	10,626
Lupin Ltd.	2,098	47,905
Macrotech Developers Ltd.(b)	1,327	20,743
MakeMyTrip Ltd.(a)(c)	356	33,318
Max Healthcare Institute Ltd.	4,036	44,455
Mazagon Dock Shipbuilders Ltd.	252	15,781
MRF Ltd.	17	28,882
Nestle India Ltd.	1,751	51,369
NHPC Ltd.	20,394	25,585
NMDC Ltd.	7,705	22,234
NTPC Ltd.	42,225	209,792
Oberoi Realty Ltd.	624	13,880
Oil & Natural Gas Corp. Ltd.	30,415	121,400
Oil India Ltd.	3,629	25,032
Oracle Financial Services Software Ltd.	172	22,689
PB Fintech Ltd.(a)	2,459	42,673
Persistent Systems Ltd.	682	39,361
Phoenix Mills Ltd. (The)	535	22,985
Poonawalla Fincorp Ltd.	1,502	6,620
Power Finance Corp. Ltd.	15,876	105,576
Power Grid Corp. of India Ltd.	32,734	136,130
Punjab National Bank	17,091	25,301
Rail Vikas Nigam Ltd.(b)	5,989	43,024
REC Ltd.	13,531	104,114
Shriram Finance Ltd.	1,968	68,914
Siemens Ltd.	407	34,673
Solar Industries India Ltd.	120	15,455
Sun Pharmaceutical Industries Ltd.	6,011	123,434
Sundaram Finance Ltd.	399	20,611
Supreme Industries Ltd.	313	20,016
Suzlon Energy Ltd.(a)	109,991	91,142
Tata Communications Ltd.	493	11,722
Tata Consumer Products Ltd.	4,149	58,916
Tata Consumer Products Ltd., Rts., expiring 08/19/2024(a)	159	704
Tata Motors Ltd.	15,913	219,826
Tata Power Co. Ltd. (The)	12,001	65,015
Thermax Ltd.	200	12,115
Titan Co. Ltd.	2,914	120,381
Torrent Pharmaceuticals Ltd.	657	24,888
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
India-(continued)
Torrent Power Ltd.	1,418	$ 31,610
Trent Ltd.	1,983	138,289
TVS Motor Co. Ltd.	2,083	62,966
UltraTech Cement Ltd.	663	94,128
Union Bank of India Ltd.	8,556	13,775
United Spirits Ltd.	1,501	25,336
Varun Beverages Ltd.	4,109	77,411
Zomato Ltd.(a)	53,373	146,263
Zydus Lifesciences Ltd.	1,933	28,793
		5,193,309
Indonesia-2.10%
PT Bank Mandiri (Persero) Tbk	214,446	84,407
PT Bank Rakyat Indonesia (Persero) Tbk	302,884	86,991
PT Bank Syariah Indonesia Tbk	22,757	3,639
PT Chandra Asri Petrochemical Tbk	36,300	21,543
		196,580
Malaysia-0.99%
IJM Corp. Bhd.	12,041	9,173
Sunway Bhd.	14,624	13,655
YTL Corp. Bhd.	55,435	41,143
YTL Power International Bhd.	28,542	28,949
		92,920
Mexico-1.33%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	9,662	106,699
Grupo Carso S.A.B. de C.V., Series A1	2,864	18,417
		125,116
Poland-2.24%
Alior Bank S.A.	543	12,980
Bank Polska Kasa Opieki S.A.	975	39,408
Budimex S.A.	115	18,474
InPost S.A.(a)	1,000	17,292
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,463	66,307
Powszechny Zaklad Ubezpieczen S.A.	2,428	29,686
Santander Bank Polska S.A.	197	25,913
		210,060
Romania-0.21%
NEPI Rockcastle N.V.(a)	2,587	19,585
Russia-0.00%
Alrosa PJSC(e)	11,439	0
Gazprom PJSC(a)(e)	43,562	0
Severstal PAO(e)	1,045	0
		0
Saudi Arabia-1.13%
Company for Cooperative Insurance (The)	378	14,508
Elm Co.	227	55,300
Etihad Etisalat Co.	1,835	25,432
Saudi Aramco Base Oil Co.	297	10,291
		105,531
South Korea-3.57%
Ecopro Co. Ltd.(a)	671	44,985
Hanmi Semiconductor Co. Ltd.	486	46,314
Hanwha Aerospace Co. Ltd.	147	30,751
HLB, Inc.(a)	599	35,155
Hyundai Motor Co., First Pfd.	111	13,367
Hyundai Motor Co., Preference Shares	15	1,771
Kia Corp.	1,253	102,024
Kum Yang Co. Ltd.(a)	162	7,943
	Shares	Value
South Korea-(continued)
Meritz Financial Group, Inc.	542	$ 33,227
Posco DX Co. Ltd.	569	11,944
Posco International Corp.	195	7,507
		334,988
Taiwan-16.89%
Accton Technology Corp.	3,203	49,404
Acer, Inc.	18,331	24,454
Alchip Technologies Ltd.	859	68,469
Asia Vital Components Co. Ltd.	3,521	68,128
ASMedia Technology, Inc.	155	7,851
Asustek Computer, Inc.	3,577	49,623
Bora Pharmaceuticals Co. Ltd.	322	8,033
Chicony Electronics Co. Ltd.	5,968	28,233
Compal Electronics, Inc.(a)	20,411	19,529
Compeq Manufacturing Co. Ltd.	5,377	12,710
Elite Material Co. Ltd.	2,358	31,421
Evergreen Marine Corp. Taiwan Ltd.	5,601	29,053
Faraday Technology Corp.	1,347	12,150
Gigabyte Technology Co. Ltd.	3,594	28,319
Global Unichip Corp.	399	13,960
Gold Circuit Electronics Ltd.	2,396	16,000
International Games System Co. Ltd.	1,652	37,543
Inventec Corp.	18,159	26,352
Jentech Precision Industrial Co. Ltd.	491	17,328
King Slide Works Co. Ltd.	484	16,271
King Yuan Electronics Co. Ltd.	8,541	27,283
Lite-On Technology Corp.	10,173	30,671
Makalot Industrial Co. Ltd.	1,247	16,958
MediaTek, Inc.	8,108	300,936
Novatek Microelectronics Corp.	2,877	45,776
Powertech Technology, Inc.	5,312	26,423
Qisda Corp.	8,612	9,144
Quanta Computer, Inc.	28,402	235,459
Radiant Opto-Electronics Corp.	2,665	14,432
Sanyang Motor Co. Ltd.	3,534	8,225
Simplo Technology Co. Ltd.	1,050	11,500
Taichung Commercial Bank Co. Ltd.	23,308	12,622
Teco Electric and Machinery Co. Ltd.	7,341	10,854
Tripod Technology Corp.	2,700	16,305
Wistron Corp.	28,786	84,773
Wiwynn Corp.	824	50,889
WPG Holdings Ltd.	15,769	41,210
WT Microelectronics Co. Ltd.	4,149	13,127
Yuanta Financial Holding Co. Ltd.	63,291	63,156
		1,584,574
Turkey-4.78%
AG Anadolu Grubu Holding A.S.	846	10,891
Akbank T.A.S.	20,085	37,549
Akcansa Cimento Sanayi ve Ticaret A.S.	328	1,480
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,549	12,491
Aselsan Elektronik Sanayi Ve Ticaret A.S.	5,171	9,761
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	2,078	5,827
BIM Birlesik Magazalar A.S.	4,594	86,787
Borusan Birlesik Boru Fabrikalari Sanayi Ve Ticaret A.S.(a)	421	5,337
Borusan Yatirim ve Pazarlama A.S.	41	2,621
Coca-Cola Icecek A.S.	737	18,831
Dogus Otomotiv Servis ve Ticaret A.S.	155	1,126
Enerjisa Enerji A.S.(b)	1,036	2,114
Enka Insaat ve Sanayi A.S.	1	1

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Turkey-(continued)
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A.S.(a)	410	$ 1,217
Ford Otomotiv Sanayi A.S.	350	10,507
Haci Omer Sabanci Holding A.S.	7,382	22,150
Is Yatirim Menkul Degerler A.S.	3,321	3,751
KOC Holding A.S.	7,454	48,425
Migros Ticaret A.S.	887	14,131
Otokar Otomotiv ve Savunma Sanayi A.S.	242	4,462
Oyak Cimento Fabrikalari A.S.(a)	2,301	5,507
Sasa Polyester Sanayi A.S.(a)	1	1
Sok Marketler Ticaret A.S.	2,148	3,879
Turk Hava Yollari AO(a)	3,648	31,869
Turk Traktor ve Ziraat Makineleri A.S.	197	4,617
Turkcell Iletisim Hizmetleri A.S.	5,920	18,881
Turkiye Garanti Bankasi A.S.	4,389	16,411
Turkiye Is Bankasi A.S., Class C	55,796	25,277
Turkiye Petrol Rafinerileri A.S.	4,262	21,020
Turkiye Sigorta A.S.	2,439	4,435
Yapi ve Kredi Bankasi A.S.	19,174	17,489
		448,845
United Arab Emirates-0.87%
Emaar Development PJSC	4,316	9,976
Emirates NBD Bank PJSC	12,236	63,629
Salik Co. PJSC	9,130	8,377
		81,982
Total Common Stocks & Other Equity Interests (Cost $8,001,765)		9,405,847
	Shares	Value
Money Market Funds-1.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(f)(g) (Cost $131,943)	131,943	$ 131,943
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.67% (Cost $8,133,708)		9,537,790
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Private Government Fund, 5.30%(f)(g)(h)	9,388	9,388
Invesco Private Prime Fund, 5.48%(f)(g)(h)	24,133	24,140
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,528)		33,528
TOTAL INVESTMENTS IN SECURITIES-102.03% (Cost $8,167,236)		9,571,318
OTHER ASSETS LESS LIABILITIES-(2.03)%		(190,519)
NET ASSETS-100.00%		$9,380,799

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
Pfd.-Preferred
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $339,432, which represented 3.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,499	$897,149	$(770,705)	$-	$-	$131,943	$2,533
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,924	$498,807	$(505,343)	$-	$-	$9,388	$701*
Invesco Private Prime Fund	41,945	1,264,071	(1,281,899)	(1)	24	24,140	1,833*
Total	$63,368	$2,660,027	$(2,557,947)	$(1)	$24	$165,471	$5,067

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Australia-10.84%
ANZ Group Holdings Ltd.	108,108	$ 2,050,772
APA Group	351,815	1,817,206
ASX Ltd.	40,229	1,706,732
Aurizon Holdings Ltd.	771,631	1,874,416
Bendigo & Adelaide Bank Ltd.	232,607	1,897,136
Coles Group Ltd.	174,892	2,067,102
Commonwealth Bank of Australia	25,445	2,284,478
Computershare Ltd.	95,115	1,717,345
CSL Ltd.	9,008	1,821,843
Lottery Corp. Ltd. (The)	528,436	1,714,992
Macquarie Group Ltd.	13,412	1,837,437
National Australia Bank Ltd.	88,846	2,238,275
Orica Ltd.	162,299	1,903,424
Origin Energy Ltd.	262,041	1,794,974
Steadfast Group Ltd.	532,808	2,258,025
Suncorp Group Ltd.	167,312	1,945,827
Telstra Group Ltd.	959,703	2,469,144
Transurban Group	236,950	2,013,017
Washington H Soul Pattinson & Co. Ltd.(a)	82,608	1,914,978
Wesfarmers Ltd.	42,214	2,030,218
Westpac Banking Corp.	101,040	1,966,178
Woolworths Group Ltd.	91,711	2,066,112
		43,389,631
Austria-1.56%
CA Immobilien Anlagen AG(a)	65,869	2,152,562
Erste Group Bank AG	35,960	1,870,905
EVN AG(a)	67,652	2,210,829
		6,234,296
Belgium-2.04%
Ackermans & van Haaren N.V.	11,832	2,271,326
Ageas S.A./N.V.	36,372	1,737,269
Anheuser-Busch InBev S.A./N.V.	29,252	1,739,682
Groupe Bruxelles Lambert N.V.	32,158	2,401,075
		8,149,352
Canada-17.47%
AltaGas Ltd.	81,199	1,934,975
Bank of Montreal(a)	20,751	1,749,216
Bank of Nova Scotia (The)(a)	39,413	1,839,340
BCE, Inc.(a)	58,730	1,979,845
Canadian Imperial Bank of Commerce	35,907	1,855,847
Canadian National Railway Co.	16,061	1,858,214
Canadian Pacific Kansas City Ltd.	22,635	1,897,050
Canadian Utilities Ltd., Class A	84,857	1,985,904
CGI, Inc., Class A(b)	18,543	2,113,160
Choice Properties REIT	190,051	1,906,770
Emera, Inc.(a)	52,173	1,882,299
Enbridge, Inc.(a)	56,021	2,095,338
FirstService Corp.	11,738	2,045,451
Fortis, Inc.	52,904	2,210,445
George Weston Ltd.	12,226	1,892,333
Great-West Lifeco, Inc.	77,120	2,315,079
Hydro One Ltd.(c)	68,457	2,144,221
Intact Financial Corp.	11,790	2,141,309
Keyera Corp.	69,737	1,966,236
Loblaw Cos. Ltd.	16,612	2,047,264
Manulife Financial Corp.	66,975	1,783,156
Metro, Inc.	37,738	2,246,059
National Bank of Canada	23,967	2,003,481
Pembina Pipeline Corp.(a)	62,135	2,406,778
	Shares	Value
Canada-(continued)
Power Corp. of Canada	69,008	$ 1,996,134
Rogers Communications, Inc., Class B	44,239	1,709,740
Royal Bank of Canada(a)	20,781	2,320,817
Sun Life Financial, Inc.	44,421	2,203,927
TC Energy Corp.	43,637	1,851,678
TELUS Corp.	113,507	1,831,461
Thomson Reuters Corp.	10,302	1,668,589
TMX Group Ltd.	72,443	2,200,375
Toromont Industries Ltd.	20,944	1,946,657
Toronto-Dominion Bank (The)	34,674	2,046,380
WSP Global, Inc.	11,107	1,843,917
		69,919,445
Denmark-0.89%
Carlsberg A/S, Class B	13,531	1,635,281
Tryg A/S	87,521	1,916,454
		3,551,735
Finland-1.40%
Elisa OYJ	39,652	1,845,878
Nordea Bank Abp	149,077	1,746,344
Sampo OYJ	45,790	2,005,264
		5,597,486
France-8.63%
Air Liquide S.A.	10,075	1,840,067
Airbus SE	10,860	1,644,756
AXA S.A.	56,117	1,972,931
Bollore SE	282,138	1,758,538
Bureau Veritas S.A.	55,632	1,745,783
Cie Generale des Etablissements Michelin S.C.A.	45,937	1,819,330
Credit Agricole S.A.	119,662	1,816,693
Danone S.A.	38,221	2,488,156
ENGIE S.A.	135,349	2,129,546
EssilorLuxottica S.A.	8,200	1,878,462
Legrand S.A.	16,654	1,799,968
Orange S.A.(b)	231,991	2,573,135
Publicis Groupe S.A.	15,371	1,607,077
Safran S.A.	8,316	1,827,646
Sodexo S.A.	21,049	1,994,138
TotalEnergies SE	24,405	1,650,013
Veolia Environnement S.A.	56,174	1,765,223
Vinci S.A.	19,636	2,243,802
		34,555,264
Germany-3.48%
Allianz SE	7,432	2,097,398
Beiersdorf AG	14,108	2,048,734
Deutsche Boerse AG	10,192	2,088,849
Deutsche Telekom AG	79,209	2,071,662
E.ON SE	138,940	1,949,250
Henkel AG & Co. KGaA, Preference Shares(a)	22,047	1,887,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	3,614	1,781,720
		13,924,707
Hong Kong-0.49%
HKT Trust & HKT Ltd.	1,606,292	1,945,151
Ireland-0.48%
Kerry Group PLC, Class A	20,745	1,939,523
Israel-0.51%
Check Point Software Technologies Ltd.(b)	11,167	2,048,586
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Italy-4.39%
Assicurazioni Generali S.p.A.	90,790	$ 2,350,977
Banca Mediolanum S.p.A.	153,301	1,809,828
Enel S.p.A.	262,115	1,870,288
Eni S.p.A.	120,015	1,921,791
Infrastrutture Wireless Italiane S.p.A.(a)(c)	179,722	1,999,226
Mediobanca Banca di Credito Finanziario S.p.A.	108,842	1,766,081
Poste Italiane S.p.A.(c)	145,320	1,967,995
Snam S.p.A.	405,404	1,937,685
Terna S.p.A.(a)	234,758	1,953,504
		17,577,375
Japan-17.88%
Activia Properties, Inc.	871	2,046,381
Advance Residence Investment Corp.(a)	841	1,760,700
AEON Co. Ltd.(a)	79,756	1,820,828
AEON Mall Co. Ltd.(a)	157,711	2,163,993
ANA Holdings, Inc.	103,395	1,976,710
Bridgestone Corp.(a)	39,560	1,626,204
Central Japan Railway Co.	80,332	1,892,709
Daiwa House REIT Investment Corp.(a)	1,204	1,937,315
Daiwa Office Investment Corp.	1,064	2,074,821
East Japan Railway Co.	101,671	1,908,950
GLP J-Reit(a)	2,011	1,756,250
Haseko Corp.	158,987	1,990,772
Japan Airlines Co. Ltd.	104,052	1,703,310
Japan Metropolitan Fund Investment Corp.(a)	3,142	1,954,614
Japan Prime Realty Investment Corp.	918	1,992,071
Japan Real Estate Investment Corp.	588	2,032,168
Japan Tobacco, Inc.	73,223	2,157,854
Kamigumi Co. Ltd.	80,976	1,851,372
KDDI Corp.	66,784	2,006,272
Keikyu Corp.	240,261	1,895,453
Kirin Holdings Co. Ltd.	149,391	2,115,363
Kyushu Railway Co.	89,039	2,378,950
McDonald’s Holdings Co. (Japan) Ltd.(a)	52,205	2,154,679
NH Foods Ltd.	57,942	1,916,253
Nippon Accommodations Fund, Inc.(a)	473	2,018,251
Nippon Building Fund, Inc.	513	1,974,126
Nippon Telegraph & Telephone Corp.	1,989,431	2,120,861
Nomura Real Estate Master Fund, Inc.	1,950	1,914,230
NS Solutions Corp.	105,800	2,422,444
ORIX JREIT, Inc.(a)	1,884	1,954,622
Sekisui Chemical Co. Ltd.	120,803	1,825,373
Sekisui House REIT, Inc.	3,668	1,933,221
SHO-BOND Holdings Co. Ltd.	49,804	1,915,895
SoftBank Corp.	182,461	2,382,931
Takeda Pharmaceutical Co. Ltd.	69,525	1,987,881
United Urban Investment Corp.	2,091	1,992,884
		71,556,711
Netherlands-3.18%
EXOR N.V.	19,652	2,011,711
Heineken N.V.(a)	17,571	1,559,495
JDE Peet’s N.V.(a)	80,629	1,769,403
Koninklijke Ahold Delhaize N.V.	62,723	2,021,246
Koninklijke KPN N.V.(a)	829,119	3,262,183
Wolters Kluwer N.V.	12,457	2,090,706
		12,714,744
New Zealand-1.79%
Auckland International Airport Ltd.	374,826	1,665,257
Contact Energy Ltd.	326,944	1,650,601
	Shares	Value
New Zealand-(continued)
Infratil Ltd.	265,193	$ 1,697,973
Spark New Zealand Ltd.	837,545	2,149,026
		7,162,857
Norway-1.38%
DNB Bank ASA	92,236	1,902,165
Storebrand ASA	177,106	1,775,190
Telenor ASA	154,947	1,842,161
		5,519,516
Singapore-4.72%
CapitaLand Ascendas REIT	922,895	1,876,700
DBS Group Holdings Ltd.	88,162	2,411,668
Mapletree Industrial Trust	1,178,379	2,035,030
Oversea-Chinese Banking Corp. Ltd.	237,728	2,639,250
Singapore Exchange Ltd.	367,773	2,708,257
Singapore Technologies Engineering Ltd.	743,750	2,457,667
Singapore Telecommunications Ltd.	946,968	2,180,518
United Overseas Bank Ltd.	106,513	2,576,028
		18,885,118
Spain-1.40%
Iberdrola S.A.	147,575	1,945,042
Redeia Corp. S.A.	111,265	1,970,947
Telefonica S.A.(a)	369,699	1,671,815
		5,587,804
Sweden-2.85%
Assa Abloy AB, Class B(a)	58,412	1,776,188
Essity AB, Class B	67,256	1,890,743
Industrivarden AB, Class C(a)	58,753	1,989,388
Investor AB, Class B	77,121	2,186,064
L E Lundbergforetagen AB, Class B(a)	38,506	1,943,695
Volvo AB, Class B	64,309	1,639,887
		11,425,965
Switzerland-4.14%
Chocoladefabriken Lindt & Spruengli AG, PC(a)	149	1,863,664
EMS-Chemie Holding AG(a)	2,277	1,897,392
Nestle S.A.	19,753	2,000,321
Novartis AG	18,315	2,051,114
Schindler Holding AG, PC	6,744	1,800,443
Swiss Life Holding AG	2,519	1,928,205
Swisscom AG(a)	3,976	2,430,091
Zurich Insurance Group AG	4,705	2,582,739
		16,553,969
United Kingdom-7.73%
Aviva PLC	292,498	1,879,249
Bunzl PLC	55,960	2,341,782
Coca-Cola Europacific Partners PLC	24,788	1,828,611
Compass Group PLC	69,840	2,149,358
Haleon PLC	442,388	1,986,518
Imperial Brands PLC	69,788	1,921,866
Informa PLC	172,151	1,921,972
Intertek Group PLC	28,608	1,855,652
London Stock Exchange Group PLC	20,411	2,482,744
Pearson PLC	155,735	2,112,359
RELX PLC	44,560	2,102,247
Shell PLC	51,758	1,888,050
Smiths Group PLC	93,031	2,134,159

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Tesco PLC	456,689	$ 1,945,148
Unilever PLC	38,622	2,369,282
		30,918,997
United States-2.43%
Ferrovial SE(a)	48,577	1,931,245
GSK PLC	88,523	1,719,197
Holcim AG(b)	19,846	1,854,172
Roche Holding AG	6,476	2,102,631
Waste Connections, Inc.	11,830	2,102,759
		9,710,004
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $386,712,360)		398,868,236
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.38%
Invesco Private Government Fund, 5.30%(d)(e)(f)	13,713,284	$ 13,713,284
Invesco Private Prime Fund, 5.48%(d)(e)(f)	35,803,901	35,814,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,527,926)		49,527,926
TOTAL INVESTMENTS IN SECURITIES-112.06% (Cost $436,240,286)		448,396,162
OTHER ASSETS LESS LIABILITIES-(12.06)%		(48,268,737)
NET ASSETS-100.00%		$400,127,425

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $6,111,442, which represented 1.53% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,383,025	$(9,383,025)	$-	$-	$-	$11,392
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,336,181	92,822,120	(88,445,017)	-	-	13,713,284	497,484*
Invesco Private Prime Fund	24,014,475	197,056,917	(185,266,824)	(219)	10,293	35,814,642	1,332,599*
Total	$33,350,656	$299,262,062	$(283,094,866)	$(219)	$10,293	$49,527,926	$1,841,475

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Australia-1.99%
Brambles Ltd.	49,298	$ 500,901
CAR Group Ltd.	19,419	441,919
Cochlear Ltd.	3,473	782,438
Fortescue Ltd.	65,776	810,499
James Hardie Industries PLC, CDI(a)	25,333	904,376
Medibank Pvt. Ltd.	120,796	313,942
NEXTDC Ltd.(a)	20,403	223,163
Pro Medicus Ltd.	2,393	224,644
REA Group Ltd.	2,410	322,017
Reece Ltd.	10,226	184,568
Seven Group Holdings Ltd.	10,125	259,044
		4,967,511
Belgium-0.06%
Lotus Bakeries N.V.(b)	14	152,100
Canada-4.32%
Alimentation Couche-Tard, Inc.	28,889	1,779,828
Cameco Corp.(b)	21,693	986,781
CGI, Inc., Class A(a)	9,185	1,046,722
Constellation Software, Inc.	1,257	3,963,847
Fairfax Financial Holdings Ltd.	1,334	1,572,304
Great-West Lifeco, Inc.	15,019	450,858
Stantec, Inc.	6,678	587,240
TMX Group Ltd.	12,484	379,187
		10,766,767
Denmark-8.85%
Danske Bank A/S	23,704	725,292
Demant A/S(a)	4,205	160,983
Novo Nordisk A/S, Class B(b)	160,001	21,160,532
		22,046,807
Finland-0.18%
Wartsila OYJ Abp	21,120	435,482
France-3.58%
Credit Agricole S.A.	45,045	683,867
Danone S.A.	28,360	1,846,212
Dassault Systemes SE	26,698	1,012,303
ENGIE S.A.	64,356	1,012,561
Publicis Groupe S.A.	11,401	1,192,004
Safran S.A.	14,389	3,162,337
		8,909,284
Germany-6.33%
Beiersdorf AG	3,800	551,828
E.ON SE	102,418	1,436,867
Heidelberg Materials AG	5,591	583,706
Rheinmetall AG	1,944	1,059,796
SAP SE	56,512	11,925,798
Talanx AG	2,709	205,932
		15,763,927
Israel-0.21%
Camtek Ltd.	2,228	225,095
Cellebrite DI Ltd.(a)(b)	1,578	21,619
Nova Ltd.(a)	1,327	268,205
		514,919
Italy-3.83%
Assicurazioni Generali S.p.A.	40,662	1,052,929
Enel S.p.A.	284,517	2,030,134
Ferrari N.V.	5,803	2,388,695
Leonardo S.p.A.	24,190	576,134
	Shares	Value
Italy-(continued)
Mediobanca Banca di Credito Finanziario S.p.A.(b)	26,098	$ 423,469
UniCredit S.p.A.	74,882	3,075,488
		9,546,849
Japan-55.92%
Advantest Corp.	51,590	2,067,235
AEON Co. Ltd.(b)	39,900	910,917
Aisin Corp.	7,775	266,126
Ajinomoto Co., Inc.	19,638	813,269
Alfresa Holdings Corp.	11,535	181,236
Amada Co. Ltd.	14,858	176,517
Bridgestone Corp.(b)	28,248	1,161,198
Canon Marketing Japan, Inc.(b)	3,061	94,865
Canon, Inc.(b)	53,247	1,678,169
Chubu Electric Power Co., Inc.	30,215	380,248
Chugai Pharmaceutical Co. Ltd.	36,896	1,620,668
COMSYS Holdings Corp.	4,793	103,754
Cosmo Energy Holdings Co. Ltd.	3,688	200,308
Dai Nippon Printing Co. Ltd.	10,575	349,314
Daito Trust Construction Co. Ltd.	2,846	343,029
Daiwa House Industry Co. Ltd.	39,370	1,123,325
Daiwa Securities Group, Inc.	97,769	817,124
Denso Corp.	77,121	1,288,596
Disco Corp.	7,288	2,395,750
Ebara Corp.	22,430	327,073
Fast Retailing Co. Ltd.	9,309	2,576,897
Fuji Electric Co. Ltd.	5,738	325,380
FUJIFILM Holdings Corp.	56,801	1,351,506
Haseko Corp.(b)	9,918	124,189
Hikari Tsushin, Inc.	1,068	200,241
Hitachi Construction Machinery Co. Ltd.	3,703	93,326
Hitachi Ltd.	296,351	6,476,154
Honda Motor Co. Ltd.	262,093	2,868,983
Hulic Co. Ltd.(b)	42,316	413,851
ITOCHU Corp.(b)	84,748	4,383,847
Japan Exchange Group, Inc.	36,409	858,803
Japan Post Bank Co. Ltd.	61,316	642,053
Japan Tobacco, Inc.	90,046	2,653,622
JFE Holdings, Inc.	20,481	300,831
JTEKT Corp.	9,308	67,864
Kajima Corp.	27,879	541,052
Kamigumi Co. Ltd.	4,160	95,111
Kansai Electric Power Co., Inc. (The)	43,689	746,976
Kawasaki Kisen Kaisha Ltd.(b)	57,491	894,118
Keisei Electric Railway Co. Ltd.	10,940	327,124
Kobe Steel Ltd.	31,886	399,688
Komatsu Ltd.	36,269	1,050,273
Konami Group Corp.	4,248	322,143
Kuraray Co. Ltd.(b)	15,704	194,030
Kyocera Corp.(b)	55,777	704,719
Kyoto Financial Group, Inc.	16,896	318,920
Kyushu Electric Power Co., Inc.	19,788	207,796
Marubeni Corp.	89,775	1,706,775
Mazda Motor Corp.	29,397	268,063
McDonald’s Holdings Co. (Japan) Ltd.(b)	4,032	166,414
Medipal Holdings Corp.	9,840	178,344
Mitsubishi Corp.	282,412	5,901,258
Mitsubishi Electric Corp.	108,048	1,867,824
Mitsubishi HC Capital, Inc.	65,749	476,534
Mitsubishi Heavy Industries Ltd.	224,577	2,731,463
Mitsubishi UFJ Financial Group, Inc.	528,320	6,144,889
Mitsui & Co. Ltd.	152,745	3,583,609
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsui Chemicals, Inc.(b)	8,606	$ 250,355
Mitsui Fudosan Co. Ltd.	148,898	1,557,165
Mitsui OSK Lines Ltd.(b)	22,111	707,152
Mizuho Financial Group, Inc.	93,121	2,133,997
MS&AD Insurance Group Holdings, Inc.	72,673	1,730,126
NEC Corp.	22,003	1,901,097
NH Foods Ltd.	4,523	149,584
Nichirei Corp.	5,224	137,179
Nintendo Co. Ltd.	60,645	3,380,900
Nippon Sanso Holdings Corp.	13,110	433,050
Nippon Steel Corp.(b)	33,368	727,416
Nippon Yusen K.K.(b)	27,244	887,069
Nissin Foods Holdings Co. Ltd.	10,673	317,296
Niterra Co. Ltd.	10,382	311,888
Nitto Denko Corp.	7,282	635,953
Nomura Holdings, Inc.	135,220	844,878
Nomura Real Estate Holdings, Inc.	5,363	151,166
Nomura Research Institute Ltd.	20,144	625,232
NS Solutions Corp.	3,699	84,694
Obayashi Corp.	28,941	381,911
Osaka Gas Co. Ltd.	22,049	499,275
Otsuka Corp.	11,756	260,263
Otsuka Holdings Co. Ltd.	26,699	1,377,538
Renesas Electronics Corp.	69,678	1,193,871
Ryohin Keikaku Co. Ltd.(b)	11,705	221,054
Santen Pharmaceutical Co. Ltd.	17,485	210,108
Sanwa Holdings Corp.	14,994	323,877
SBI Holdings, Inc.	10,136	265,627
SCREEN Holdings Co. Ltd.	7,664	656,834
SCSK Corp.	7,344	144,161
SECOM Co. Ltd.	10,332	660,737
Seibu Holdings, Inc.	12,013	224,914
Sekisui House Ltd.(b)	34,268	860,913
Shimizu Corp.	24,038	151,887
Shin-Etsu Chemical Co. Ltd.	100,638	4,513,527
Shinko Electric Industries Co. Ltd.	2,357	89,183
Skylark Holdings Co. Ltd.(b)	13,830	189,719
Socionext, Inc.	7,158	146,433
SoftBank Corp.	211,497	2,762,140
Sojitz Corp.	7,853	187,948
Sompo Holdings, Inc.	44,036	1,014,707
Subaru Corp.	23,620	468,836
Sumitomo Corp.	62,966	1,581,055
Sumitomo Forestry Co. Ltd.	11,898	508,073
Sumitomo Mitsui Financial Group, Inc.	52,317	3,795,295
Sumitomo Mitsui Trust Holdings, Inc.	25,728	656,794
Sumitomo Realty & Development Co. Ltd.	20,397	678,228
Suzuken Co. Ltd.	2,853	104,290
Suzuki Motor Corp.	78,607	919,241
TBS Holdings, Inc.(b)	2,719	77,002
TDK Corp.	20,196	1,414,096
Tobu Railway Co. Ltd.	7,665	134,543
Toei Animation Co. Ltd.	2,743	42,642
Tokio Marine Holdings, Inc.	91,099	3,646,140
Tokyo Century Corp.	8,894	95,407
Tokyo Electric Power Co. Holdings, Inc.(a)	30,954	153,844
Tokyo Electron Ltd.	27,208	5,609,412
Tokyo Tatemono Co. Ltd.(b)	9,889	173,646
Tokyu Fudosan Holdings Corp.	30,378	221,081
TOPPAN Holdings, Inc.	22,730	645,824
Toyo Seikan Group Holdings Ltd.	6,562	112,696
Toyo Suisan Kaisha Ltd.	4,285	291,771
	Shares	Value
Japan-(continued)
Toyota Industries Corp.	8,094	$ 690,190
Toyota Motor Corp.	659,541	12,926,933
Toyota Tsusho Corp.	44,636	899,781
Trend Micro, Inc.	5,345	257,516
USS Co. Ltd.	19,493	175,678
Yamaha Motor Co. Ltd.(b)	35,714	335,872
Yamato Kogyo Co. Ltd.	3,216	170,632
Yamazaki Baking Co. Ltd.	13,461	332,723
Yokohama Rubber Co. Ltd. (The)(b)	7,482	171,908
Zensho Holdings Co. Ltd.	6,112	248,079
		139,305,443
Netherlands-1.53%
ASM International N.V.	2,059	1,411,689
EXOR N.V.	3,344	342,314
Wolters Kluwer N.V.	12,284	2,061,671
		3,815,674
Norway-0.21%
Frontline PLC	7,596	186,800
Kongsberg Gruppen ASA	3,442	345,003
		531,803
Singapore-0.24%
Hafnia Ltd.	12,980	102,563
Keppel Ltd.	70,314	349,047
Sembcorp Industries Ltd.	43,234	154,176
		605,786
Spain-1.99%
Banco Bilbao Vizcaya Argentaria S.A.	216,142	2,269,643
Industria de Diseno Textil S.A.(b)	55,241	2,681,566
		4,951,209
Sweden-1.82%
Saab AB, Class B(b)	14,263	328,841
Spotify Technology S.A.(a)	8,057	2,771,125
Volvo AB, Class B	56,028	1,428,720
		4,528,686
Switzerland-0.29%
Kuehne + Nagel International AG, Class R(a)(b)	2,360	730,588
United Kingdom-6.52%
3i Group PLC	63,630	2,556,503
BAE Systems PLC	146,709	2,444,074
Centrica PLC	219,359	373,468
InterContinental Hotels Group PLC	7,172	722,227
Melrose Industries PLC	82,640	624,994
RELX PLC	100,905	4,760,486
Rolls-Royce Holdings PLC(a)	685,360	3,957,881
Sage Group PLC (The)	56,909	793,832
		16,233,465
United States-2.02%
CyberArk Software Ltd.(a)	1,695	434,564
Ferrovial SE	24,504	974,190
Holcim AG(a)	19,019	1,776,907
Stellantis N.V.	110,987	1,850,007
		5,035,668
Total Common Stocks & Other Equity Interests (Cost $224,836,817)		248,841,968

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $126,848)	126,848	$ 126,848
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $224,963,665)		248,968,816
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.20%
Invesco Private Government Fund, 5.30%(c)(d)(e)	3,588,901	3,588,901
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(c)(d)(e)	9,367,919	$ 9,370,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,959,630)		12,959,630
TOTAL INVESTMENTS IN SECURITIES-105.14% (Cost $237,923,295)		261,928,446
OTHER ASSETS LESS LIABILITIES-(5.14)%		(12,795,723)
NET ASSETS-100.00%		$249,132,723

Investment Abbreviations:
CDI-CREST Depository Interest

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,617,986	$(8,491,138)	$-	$-	$126,848	$8,184
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,058,661	20,042,898	(17,512,658)	-	-	3,588,901	87,101*
Invesco Private Prime Fund	2,722,975	38,124,102	(31,474,954)	(61)	(1,333)	9,370,729	229,623*
Total	$3,781,636	$66,784,986	$(57,478,750)	$(61)	$(1,333)	$13,086,478	$324,908

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$420,588,943	$2,856,837	$670,098	$424,115,878
Money Market Funds	-	9,836,830	-	9,836,830
Total Investments	$420,588,943	$12,693,667	$670,098	$433,952,708
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,405,143	$704	$0	$9,405,847
Money Market Funds	131,943	33,528	-	165,471
Total Investments	$9,537,086	$34,232	$0	$9,571,318
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$398,868,236	$-	$-	$398,868,236
Money Market Funds	-	49,527,926	-	49,527,926
Total Investments	$398,868,236	$49,527,926	$-	$448,396,162
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$248,841,968	$-	$-	$248,841,968
Money Market Funds	126,848	12,959,630	-	13,086,478
Total Investments	$248,968,816	$12,959,630	$-	$261,928,446